Document And Entity Information (USD $)	12 Months Ended
	Sep. 30, 2011	Nov. 30, 2011	Mar. 31, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Sep 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	RGC RESOURCES INC
Entity Central Index Key	0001069533
Current Fiscal Year End Date	--09-30
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		4,632,584
Entity Well-known Seasoned Issuer	No
Entity Public Float			$ 73,611,110
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No

Consolidated Statements Of Income And Comprehensive Income (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
OPERATING REVENUES:
Gas utilities	$ 69,483,620	$ 72,426,658
Other	1,315,251	1,397,256
Total operating revenues	70,798,871	73,823,914
COST OF SALES:
Gas utilities	42,815,799	46,690,247
Other	713,506	693,394
Total cost of sales	43,529,305	47,383,641
GROSS MARGIN	27,269,566	26,440,273
OTHER OPERATING EXPENSES:
Operations and maintenance	12,661,981	12,353,479
General taxes	1,290,735	1,286,593
Depreciation and amortization	4,003,804	3,818,020
Total other operating expenses	17,956,520	17,458,092
OPERATING INCOME	9,313,046	8,982,181
OTHER INCOME (EXPENSE), net	20,250	(10,453)
INTEREST EXPENSE	1,832,712	1,835,291
INCOME BEFORE INCOME TAXES	7,500,584	7,136,437
INCOME TAX EXPENSE	2,847,111	2,691,001
NET INCOME	4,653,473	4,445,436
OTHER COMPREHENSIVE LOSS, NET OF TAX	(166,515)	(982,117)
COMPREHENSIVE INCOME	$ 4,486,958	$ 3,463,319
EARNINGS PER COMMON SHARE:
Basic	$ 1.01	$ 0.98
Diluted	$ 1.01	$ 0.98
WEIGHTED AVERAGE SHARES OUTSTANDING:
Basic	4,592,713	4,514,262
Diluted	4,600,792	4,528,160

Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash and cash equivalents	$ 7,951,429	$ 6,745,630
Accounts receivable , less allowance for doubtful accounts of $66,058 in 2011 and $65,275 in 2010	3,437,904	3,273,627
Notes receivable	277,770	87,000
Materials and supplies	583,157	563,178
Gas in storage	12,890,934	13,810,208
Prepaid income taxes	1,741,349	2,532,057
Deferred income taxes	2,870,843	3,436,923
Other	1,250,859	1,206,367
Total current assets	31,004,245	31,654,990
UTILITY PROPERTY:
In service	128,709,183	123,073,541
Accumulated depreciation and amortization	(45,191,684)	(43,084,808)
In service, net	83,517,499	79,988,733
Construction work in progress	2,204,957	1,466,658
Utility plant, net	85,722,456	81,455,391
OTHER ASSETS:
Notes receivable	1,142,770	1,039,000
Regulatory assets	7,547,729	6,480,325
Other	131,849	53,610
Total other assets	8,822,348	7,572,935
TOTAL ASSETS	125,549,049	120,683,316
LIABILITIES AND STOCKHOLDERS' EQUITY
Current maturities of long-term debt	15,000,000	0
Dividends payable	786,270	750,786
Accounts payable	5,299,475	4,572,917
Customer credit balances	2,525,071	2,637,380
Customer deposits	1,607,844	1,632,977
Accrued expenses	2,141,132	2,058,643
Over-recovery of gas costs	355,476	2,581,600
Fair value of marked-to-market transactions	3,312,176	3,619,705
Total current liabilities	31,027,444	17,854,008
LONG-TERM DEBT	13,000,000	28,000,000
DEFERRED CREDITS AND OTHER LIABILITIES:
Asset retirement obligations	3,863,933	3,073,782
Regulatory cost of retirement obligations	7,596,678	7,699,319
Benefit plan liabilities	11,326,909	9,850,526
Deferred income taxes	9,927,135	7,860,064
Deferred investment tax credits	21,172	35,870
Total deferred credits and other liabilities	32,735,827	28,519,561
COMMITMENTS AND CONTINGENCIES (Notes 10 and 11)
STOCKHOLDERS' EQUITY:
Common Stock, $5 par value; authorized 10,000,000 shares; issued and outstanding 4,624,682 and 4,548,864 shares in 2011 and 2010, respectively	23,123,410	11,372,160
Preferred stock, no par; authorized 5,000,000 shares; no shares issued and outstanding in 2011 and 2010	0	0
Capital in excess of par value	6,830,395	17,462,670
Retained earnings	22,865,311	21,341,740
Accumulated other comprehensive loss	(4,033,338)	(3,866,823)
Total stockholders' equity	48,785,778	46,309,747
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 125,549,049	$ 120,683,316

Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Sep. 30, 2010
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts	$ 66,058	$ 65,275
Common stock, par value	$ 5	$ 5
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	4,624,682	4,548,864
Common stock, share outstanding	4,624,682	4,548,864
Preferred stock, par value	$ 0	$ 0
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, share outstanding	0	0

Consolidated Statements Of Stockholders' Equity (USD $)	Common Stock [Member]	Capital In Excess Of Par Value [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Sep. 30, 2009	$ 11,194,935	$ 16,607,897	$ 19,881,745	$ (2,884,706)	$ 44,799,871
Net income			4,445,436		4,445,436
Hedging activities, net of tax				(673,438)	(673,438)
Change in net loss and transition obligation of defined benefit plans, net of tax				(308,679)	(308,679)
Tax benefits from stock option exercise		34,906			34,906
Cash dividends declared			(2,985,441)		(2,985,441)
Issuance of common stock	177,225	819,867			997,092
Balance at Sep. 30, 2010	11,372,160	17,462,670	21,341,740	(3,866,823)	46,309,747
Net income			4,653,473		4,653,473
Hedging activities, net of tax				139,199	139,199
Change in net loss and transition obligation of defined benefit plans, net of tax				(305,714)	(305,714)
Tax benefits from stock option exercise		40,746			40,746
Cash dividends declared			(3,129,902)		(3,129,902)
Stock split	11,560,575	(11,560,575)
Issuance costs - stock split		(34,205)			(34,205)
Issuance of common stock	190,675	921,759			1,112,434
Balance at Sep. 30, 2011	$ 23,123,410	$ 6,830,395	$ 22,865,311	$ (4,033,338)	$ 48,785,778

Consolidated Statements Of Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements Of Stockholders' Equity [Abstract]
Common stock shares issued	75,818	70,890
Cash dividends declared per share	$ 0.68	$ 0.66

Condensed Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 4,653,473	$ 4,445,436
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	4,164,320	3,959,887
Cost of retirement of utility plant, net	(302,340)	(307,375)
Change in over/under recovery of gas costs	(2,309,284)	(2,987,087)
Deferred taxes and investment tax credits	2,720,657	1,884,235
Other noncash items, net	(42,938)	95,658
Changes in assets and liabilities which provided (used) cash:
Accounts receivable and customer deposits, net	(189,410)	320,981
Inventories and gas in storage	899,295	2,287,340
Other current assets	882,148	(640,846)
Accounts payable, customer credit balances and accrued expenses, net	207,423	(1,939,425)
Total adjustments	6,029,871	2,673,368
Net cash provided by operating activities	10,683,344	7,118,804
CASH FLOWS FROM INVESTING ACTIVITIES:
Expenditures for utility property	(7,589,386)	(5,973,586)
Proceeds from disposal of utility property	284	10,265
Net cash used in investing activities	(7,589,102)	(5,963,321)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds on collection of note	87,000	87,000
Proceeds from issuance of stock	1,118,975	1,031,998
Cash dividends paid	(3,094,418)	(2,951,211)
Net cash used in financing activities	(1,888,443)	(1,832,213)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,205,799	(676,730)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	6,745,630	7,422,360
CASH AND CASH EQUIVALENTS AT END OF YEAR	7,951,429	6,745,630
Cash paid (refunded) during the year for:
Interest	1,799,459	1,807,863
Income taxes	(705,000)	1,329,000
Non-cash transactions:
Note received for reimbursement of expenses	$ 381,540	$ 0

Summary Of Significant Accounting Policies	12 Months Ended
Sep. 30, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation—RGC Resources, Inc. is an energy services company engaged in the sale and distribution of natural gas. The consolidated financial statements include the accounts of RGC Resources, Inc. and its wholly owned subsidiaries ("Resources" or the "Company"); Roanoke Gas Company ("Roanoke Gas"); Diversified Energy Company; and RGC Ventures of Virginia, Inc., operating as Application Resources and The Utility Consultants. Roanoke Gas is a natural gas utility, which distributes and sells natural gas to approximately 57,700 residential, commercial and industrial customers within its service areas in Roanoke, Virginia and the surrounding localities. The Company's business is seasonal in nature and weather dependent as a majority of natural gas sales are for space heating during the winter season. Roanoke Gas is regulated by the Virginia State Corporation Commission ("SCC" or "Virginia Commission"). Application Resources provides information system services to software providers in the utility industry. The Utility Consultants provides regulatory consulting services to other utilities. Diversified Energy Company is currently inactive.

The Company follows accounting and reporting standards set by the Financial Accounting Standards Board ("FASB") and the Securities and Exchange Commission ("SEC").

Resources has only one reportable segment as defined under FASB ASC No. 280 – Segment Reporting. All intercompany transactions have been eliminated in consolidation.

Rate Regulated Basis of Accounting—The Company's regulated operations follow the accounting and reporting requirements of FASB ASC No. 980, Regulated Operations. The economic effects of regulation can result in a regulated company deferring costs that have been or are expected to be recovered from customers in a period different from the period in which the costs would be charged to expense by an unregulated enterprise. When this situation occurs, costs are deferred as assets in the consolidated balance sheet (regulatory assets) and recorded as expenses when such amounts are reflected in rates. Additionally, regulators can impose liabilities upon a regulated company for amounts previously collected from customers and for current collection in rates of costs that are expected to be incurred in the future (regulatory liabilities). In the event that the provisions of FASB ASC No. 980 no longer apply to any or all regulatory assets or liabilities, the Company would write off such amounts and include them in the consolidated statement of income and comprehensive income in the period for which FASB ASC No. 980 no longer applied.

Regulatory assets and liabilities included in the Company's consolidated balance sheets as of September 30, 2011 and 2010 are as follows:

	September 30
	2011	2010

Regulatory Assets:
Current Assets:
Other:
Accrued pension and postretirement medical	$661,376	$579,613

Utility Property:
In service:
Other	11,945	11,945

Other Assets:
Regulatory assets:
Premium on early retirement of debt	126,570	156,947
Accrued pension and postretirement medical	7,421,159	6,323,378

Total regulatory assets	$8,221,050	$7,071,883

Regulatory Liabilities:
Current Liabilities:
Over-recovery of gas costs	$355,476	$2,581,600

Deferred Credits and Other Liabilities:
Asset retirement obligations	3,863,933	3,073,782
Regulatory cost of retirement obligations	7,596,678	7,699,319

Total regulatory liabilities	$11,816,087	$13,354,701

As of September 30, 2011, the Company had regulatory assets in the amount of $8,077,610 on which the Company did not earn a return during the recovery period. These assets pertain to the net funded position of the Company's benefit plans related to its regulated operations. As such, the amortization period is not specifically defined.

Utility Plant and Depreciation—Utility plant is stated at original cost. The cost of additions to utility plant includes direct charges and overhead. The cost of depreciable property retired is charged to accumulated depreciation. The cost of asset removals, less salvage, is charged to "regulatory cost of retirement obligations" or "asset retirement obligations" as explained under Asset Retirement Obligations below. Maintenance, repairs, and minor renewals and betterments of property are charged to operations and maintenance.

Provisions for depreciation are computed principally at composite straight-line rates as determined by depreciation studies required to be performed on the regulated utility assets of Roanoke Gas Company every five years. The Company completed its most recent depreciation study in July 2009 and received notification from the SCC to implement these new rates retroactive to October 1, 2008.

The composite weighted-average depreciation rate under the new depreciation study was 3.34% and 3.32% for the fiscal years ended September 30, 2011 and 2010, respectively.

The composite rates are comprised of two components, one based on average service life and one based on cost of retirement. As a result, the Company accrues the estimated cost of retirement of long-lived assets through depreciation expense. Retirement costs are not a legal obligation but rather the result of cost-based regulation and are accounted for under the provisions of FASB ASC No. 980. Such amounts are classified as a regulatory liability.

The Company reviews long-lived assets and certain identifiable intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. These reviews have not identified any impairments which would cause a material effect on the results of operations or financial condition.

Asset Retirement Obligations – FASB ASC No. 410, Asset Retirement and Environmental Obligations, requires entities to record the fair value of a liability for an asset retirement obligation when there exists a legal obligation for the retirement of the asset. When the liability is initially recorded, the entity capitalizes the cost, thereby increasing the carrying amount of the underlying asset. In subsequent periods, the liability is accreted, and the capitalized cost is depreciated over the useful life of the underlying asset. The Company has recorded asset retirement obligations for its future legal obligations related to purging and capping its distribution mains and services upon retirement, although the timing of such retirements is uncertain.

The Company's composite depreciation rates include a component to provide for the cost of retirement of assets. As a result, the Company accrues the estimated cost of retirement of its utility plant through depreciation expense and creates a corresponding regulatory liability. The costs of retirement considered in the development of the depreciation component include those costs associated with the legal liability. Therefore, the asset retirement obligation is reclassified from the regulatory cost of retirement obligation. If the legal obligations were to exceed the regulatory liability provided for in the depreciation rates, the Company would establish a regulatory asset for such difference with the anticipation of future recovery through rates charged to customers. The Company increased its asset retirement obligation to reflect changes in the estimated cash flows related to distribution main retirements.

The following is a summary of the asset retirement obligation:

	Years Ended September 30
	2011	2010

Balance, beginning of year	$3,073,782	$2,735,735
Liabilities incurred	45,100	21,446
Liabilities settled	(121,854)	(62,512)
Accretion	179,472	150,019
Revisions to estimated cash flows	687,433	229,094

Balance, end of year	$3,863,933	$3,073,782

Cash, Cash Equivalents and Short-Term Investments—From time to time, the Company will have balances on deposit at banks in excess of the amount insured by the Federal Deposit Insurance Corporation ("FDIC"). The Company has not experienced any losses on these accounts and does not consider these amounts to be at credit risk. As of September 30, 2011, the Company did not have any bank deposits in excess of the FDIC insurance limits of $250,000. For purposes of the consolidated statements of cash flows, the Company considers all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents.

Customer Receivables and Allowance for Doubtful Accounts – Accounts receivable consists of amounts billed to customers for natural gas sales and related services. The Company provides an estimate for losses on these receivables by utilizing historical information, current account balances, account aging and current economic conditions. Customer accounts are charged off annually when deemed uncollectible or when turned over to a collection agency for action.

A reconciliation of changes in the allowance for doubtful accounts is as follows:

	Years Ended September 30
	2011	2010

Balance, beginning of year	$65,275	$50,687
Additions charged to bad debt expense	67,317	140,178
Recoveries of accounts written off	190,995	194,395
Accounts written off	(257,529)	(319,985)

Balance, end of year	$66,058	$65,275

Inventories—Inventories, consisting of natural gas in storage and materials and supplies, are recorded at average cost. Injections into storage are priced at the purchase cost at the time of injection and withdrawals from storage are priced at the weighted average price in storage. Materials and supplies are removed from inventory at average cost.

Unbilled Revenues—The Company bills its natural gas customers on a monthly cycle basis; however, the billing cycle period for most customers does not coincide with the accounting periods used for financial reporting. As the Company recognizes revenue when gas is delivered, an accrual is made to estimate revenues for natural gas delivered to customers but not billed during the accounting period. The amounts of unbilled revenue receivable included in accounts receivable on the consolidated balance sheets at September 30, 2011 and 2010 were $1,088,611 and $1,070,062, respectively.

Income Taxes—Income taxes are accounted for using the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the years in which those temporary differences are expected to be recovered or settled. A valuation allowance against deferred tax assets is provided if it is more likely than not the deferred tax asset will not be realized. The Company and its subsidiaries file state and federal consolidated income tax returns.

Debt Expenses—Debt issuance expenses are amortized over the lives of the debt instruments.

Over/Under-Recovery of Natural Gas Costs—Pursuant to the provisions of the Company's Purchased Gas Adjustment ("PGA") clause, the SCC provides the Company with a method of passing along to its customers increases or decreases in natural gas costs incurred by its regulated operations, including gains and losses on natural gas derivative hedging instruments. On a quarterly basis, the Company files a PGA rate adjustment request with the SCC to adjust the gas cost component of its rates up or down depending on projected price and activity. Once administrative approval is received, the Company adjusts the gas cost component of its rates to reflect the approved amount. As actual costs will differ from the projections used in establishing the PGA rate, the Company may either over-recover or under-recover its actual gas costs during the period. Any difference between actual costs incurred and costs recovered through the application of the PGA is recorded as a regulatory asset or liability. At the end of the deferral period, the balance of the net deferred charge or credit is amortized over an ensuing 12-month period as amounts are reflected in customer billings.

Fair Value – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company determines fair value based on the following fair value hierarchy which prioritizes each input to the valuation methods into one of the following three broad levels:

  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
  Level 2 – Inputs other than quoted prices in Level 1 that are either for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, or inputs that are derived principally from or corroborated by observable market data by correlation or other means.
  Level 3 – Unobservable inputs for the asset or liability where there is little, if any, market activity which require the Company to develop its own assumptions.

The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets (Level 1) and the lowest priority to unobservable inputs (Level 3). All fair value disclosures are categorized within one of the three categories in the hierarchy. See fair value disclosures in derivatives and hedging activities below and in Notes 7 and 12.

Use of Estimates—The preparation of financial statements in conformity with Generally Accepted Accounting Principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Excise and Sales Taxes – Certain excise and sales taxes imposed by the state and local governments in the Company's service territory are collected by the Company from its customers. These taxes are accounted for on a net basis and therefore are not included as revenues in the Company's Consolidated Statements of Income and Comprehensive Income.

Earnings Per Share—Basic earnings per share and diluted earnings per share are calculated by dividing net income by the weighted average common shares outstanding during the period and the weighted average common shares outstanding during the period plus dilutive potential common shares, respectively. Dilutive potential common shares are calculated in accordance with the treasury stock method, which assumes that proceeds from the exercise of all options are used to repurchase common stock at market value. The amount of shares remaining after the proceeds are exhausted represents the potentially dilutive effect of the securities. A reconciliation of basic and diluted earnings per share is presented below:

	Years Ended September 30
	2011	2010
Net Income	$4,653,473	$4,445,436
Weighted average common shares	4,592,713	4,514,262
Effect of dilutive securities:
Options to purchase common stock	8,079	13,898
Diluted average common shares	4,600,792	4,528,160
Earnings Per Share of Common Stock:
Baisc	$1.01	$0.98
Diluted	$1.01	$0.98

Business and Credit Concentrations—The primary business of the Company is the distribution of natural gas to residential, commercial and industrial customers in its service territories.

No regulated sales to individual customers accounted for more than 5% of total revenue in any period or amounted to more than 5% of total accounts receivable.

Roanoke Gas currently holds the only franchises and/or certificates of public convenience and necessity to distribute natural gas in its service area. These franchises are effective through January 1, 2016. Certificates of public convenience and necessity in Virginia are exclusive and are intended for perpetual duration.

Roanoke Gas is served directly by two primary pipelines. These two pipelines provide 100% of the natural gas supplied to the Company's customers. Depending upon weather conditions and the level of customer demand, failure of one or both of these transmission pipelines could have a major adverse impact on the Company.

Derivative and Hedging Activities—FASB ASC No. 815, Derivatives and Hedging, requires the recognition of all derivative instruments as assets or liabilities in the Company's balance sheet and measurement of those instruments at fair value.

The Company's hedging and derivatives policy allows management to enter into derivatives for the purpose of managing commodity and financial market risks of its business operations. The Company's hedging and derivatives policy specifically prohibits the use of derivatives for speculative purposes. The key market risks that RGC Resources, Inc. hedges against include the price of natural gas and the cost of borrowed funds.

The Company periodically enters into collars, swaps and caps for the purpose of hedging the price of natural gas in order to provide price stability during the winter months. The fair value of these instruments is recorded in the balance sheet with the offsetting entry to either under-recovery of gas costs or over-recovery of gas costs. Net income and other comprehensive income are not affected by the change in market value as any cost incurred or benefit received from these instruments is recoverable or refunded through the PGA as the SCC allows for full recovery of prudent costs associated with natural gas purchases. At September 30, 2011, the Company had no outstanding derivative instruments for the purchase of natural gas. At September 30, 2010, the Company had collar agreements outstanding for the winter period to hedge 1,300,000 decatherms of natural gas with a fair value of $83,160. As the market value of natural gas fell below the floor price for a portion of the collar agreements, the Company recorded the fair value adjustment under the balance sheet caption "Fair value of marked-to-market transactions" with the offsetting entry to "Over-recovery of gas costs."

The Company also has two interest rate swaps associated with its variable rate notes. The first swap relates to the $15,000,000 note issued in November 2005. This swap essentially converts the floating rate note based upon LIBOR into fixed rate debt with a 5.74% effective interest rate. The second swap relates to the $5,000,000 variable rate note issued in October 2008. This swap converts the variable rate note based on LIBOR into a fixed rate debt with a 5.79% effective interest rate. Both swaps mature on December 1, 2015 and qualify as cash flow hedges with changes in fair value reported in other comprehensive income.

No derivative instruments were deemed to be ineffective for any period presented.

The table below reflects the fair values of the derivative instruments and their corresponding classification in the consolidated balance sheets under the current liabilities caption of "Fair value of marked-to-market transactions" as of September 30, 2011 and 2010, respectively:

Fair Value of Derivative Instruments
	September 30
	2011	2010
Derivatives designated as hedging instruments:

Interest rate swaps	$3,312,176	$3,536,545
Natural gas collar arrangement	-	83,160

Total derivatives designated as hedging instruments	$3,312,176	$3,619,705

See Note 12 for additional information on fair value.

Based on the interest rate environment as of September 30, 2011, approximately $900,000 of the fair value of the interest rate hedges will be reclassified from other comprehensive loss into interest expense on the income statement over the next 12 months. Changes in LIBOR rates during that period could significantly change the estimated amount to be reclassified to income as well as the fair value of the interest rate hedges.

Other Comprehensive Loss—A summary of other comprehensive loss and financial instrument activity is provided below:

	Year Ended September 30
	2011	2010
Interest Rate Swaps
Unrealized losses	$(723,525)	$(2,025,678)
Income tax	274,652	768,948
Net unrealized losses	(448,873)	(1,256,730)
Transfer of realized losses to interest expense	947,894	940,188
Income tax	(359,822)	(356,896)
Net transfer of realized losses to interest expense	588,072	583,292
Defined Benefit Plans
Unrecognized net losses arising during the period	(689,785)	(647,439)
Income tax	262,119	246,031
Net unrecognized losses arising during the period	(427,666)	(401,408)
Transfer of realized losses to income	149,604	102,478
Income tax	(56,850)	(38,942)
Net transfer of realized losses to income	92,754	63,536
Amortization of transition obligation	47,093	47,093
Income tax	(17,895)	(17,900)
Net amortization of transition obligation	29,198	29,193
Net other comprehensive loss	$(166,515)	$(982,117)
Accumulated comprehensive loss - beginning of period	(3,866,823)	(2,884,706)
Accumulated comprehensive loss - end of period	$(4,033,338)	$(3,866,823)

The components of accumulated comprehensive loss as of September 30, 2011 and 2010 include:

	September 30
	2011	2010

Interest rate swaps	$(2,054,874)	$(2,194,073)
Pension plan	(1,354,418)	(1,113,787)
Postretirement benefit plan	(624,046)	(558,963)

Total accumulated comprehensive loss	$(4,033,338)	$(3,866,823)

Recently Adopted Accounting Standards - In January 2010, the FASB issued additional guidance under Accounting Standards Update ("ASU") 2010-06, Fair Value Measurements and Disclosures –Improving Disclosures about Fair Value Measurements. This ASU improves disclosures regarding fair value under FASB ASC No. 820 including (1) requiring an entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers; (2) in the reconciliation for fair value measurements using significant unobservable inputs (Level 3), a reporting entity should present separately information about purchases, sales, issuances and settlements; and (3) providing clarification that a reporting entity should provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and non-recurring fair value measurements. The Company adopted ASU 2010-06 effective with its March 31, 2010 reporting date. The adoption had no material impact on the Company's financial position, results of operations or cash flows. The disclosures required by FASB ASC No. 820 are included in Note 12.

In March 2008, the FASB issued guidance under FASB ASC No. 815 – Derivatives and Hedging, to enhance the current disclosure framework by requiring entities to disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for, and (c) how derivative instruments and related hedged items affect an entity's financial position, financial performance and cash flow. The adoption of the additional disclosure provisions of FASB ASC No. 815 had no material impact on the Company's financial position, results of operations or cash flows. The additional disclosures required by FASB ASC No. 815 are included in Notes 1 and 12.

In December 2008, the FASB issued FASB Staff Position No. 132(R)-1, (FSP 132(R)-1),

Employers' Disclosures about Postretirement Benefit Plan Assets (FASB ASC No. 715). FASB's objective of these changes was to improve disclosures about plan assets in employers' defined benefit pension or other postretirement plans by providing users of financial statements with an understanding of : (a) How investment allocation decisions are made, including the factors that are pertinent to an understanding of investment policies and strategies; (b) The major categories of plan assets; (c) The inputs and valuation techniques used to measure the fair value of plan assets; (d) The effect of fair value measurements using significant unobservable inputs on changes in plan assets for the period; and (e) Significant concentrations of risk within plan assets. The new disclosure requirements are included in Note 7.

In July 2010, the FASB issued guidance under FASB ASC No. 310 – Receivables, to provide greater transparency about an entity's allowance for credit losses and the credit quality of its financing receivables on a disaggregated basis. Financing receivables represent a contractual right to receive money either on demand or on fixed or determinable dates and are recognized as assets on the entity's balance sheet. The Company has two primary types of financing receivables: trade accounts receivable, resulting from the sale of natural gas and other services to its customers, and notes receivable. Trade accounts receivable are specifically excluded from the provisions of this guidance as they are short-term in nature. The Company's notes receivable represents the balance on a five-year note with a fifteen year amortization for partial payment on the sale of the Bluefield, Virginia natural gas distribution assets to ANGD, LLC in October 2007 and a 24 month note from a customer related to the payment for relocating part of a natural gas distribution main. Both notes are performing assets with all payments current. Management evaluates the status of the notes each reporting period to make an assessment on the collectability of the balance. In its most recent evaluation, management concluded that the notes continued to be fully collectible and no loss reserve was required. Either note would be considered past due if either the interest or principal installment were outstanding for more than 30 days after their contractual due date.

Recently Issued Accounting Standards – In May 2011, the FASB issued guidance under FASB ASC No. 820 – Fair Value Measurement, which serves to converge guidance between the FASB and the International Accounting Standards Board ("IASB") for fair value measurements and their related disclosures. This guidance provides for common requirements for measuring fair value and for disclosing information about fair value measurements including the consistency of the meaning of the term "fair value". This guidance provides clarification about the application of existing fair value measurement and disclosure requirements as well as changes in particular requirements for measuring fair value or for disclosing information about fair value measurements. The new requirements are effective for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of this guidance but does not anticipate these changes to have a material impact on its financial position, results of operations or cash flows. However, management does anticipate the adoption of this guidance will result in changes to disclosures surrounding fair value.

In June 2011, the FASB issued guidance under FASB ASC No. 220 – Comprehensive Income that defines the presentation of Comprehensive Income in the financial statement. According to the guidance, an entity may present a single continuous statement of comprehensive income or two separate statements – a statement of income and a statement of other comprehensive income that immediately follows the statement of income. In either presentation, the entity is required to present on the face of the financial statement the components of other comprehensive income including the reclassification adjustment for items that are reclassified from other comprehensive income to net income. The new requirements are effective on a retrospective basis for annual periods, and interim periods within those years, beginning after December 15, 2011. Management is currently evaluating the specific requirements of this guidance but does not anticipate these changes to have a material impact on its financial position or cash flows. Management does expect changes related to its statement of income and comprehensive income to include additional details currently included in the footnotes.

Other accounting standards that have been issued or proposed by the FASB or other standard–setting bodies are not currently applicable to the Company or are not expected to have a significant impact on the Company's financial position, results of operations and cash flows.

Stock Split	12 Months Ended
Sep. 30, 2011
Stock Split [Abstract]
Stock Split

2.	STOCK SPLIT
On July 25, 2011, the Board of Directors of RGC Resources, Inc. declared a two-for-one stock split effected in the form of a 100% share dividend upon the issued and outstanding common stock. The stock dividend was payable on September 1, 2011 to shareholders of record on August 15, 2011. As the par value of the common stock remained at $5 per share, the Company reclassified $11,560,575 from "Capital in excess of par value" to "Common Stock" associated with the issuance of 2,312,115 shares. Corresponding prior year amounts, including share and per share data, have been restated retrospectively to reflect the 100% stock dividend.

Regulatory Matters	12 Months Ended
Sep. 30, 2011
Regulatory Matters [Abstract]
Regulatory Matters

3.	REGULATORY MATTERS
The SCC exercises regulatory authority over the natural gas operations of Roanoke Gas Company. Such regulation encompasses terms, conditions and rates to be charged to customers for natural gas service, safety standards, extension of service, accounting and depreciation.
On November 1, 2010, Roanoke Gas Company placed into effect new base rates, subject to refund, that provided for approximately $1,400,000 in additional annual non-gas revenues. On April 6, 2011, the SCC issued a final order granting the Company a rate award in the amount of $814,000 in additional non-gas revenues. In June 2011, the Company completed its refund for the difference between the rates placed into effect on November 1 and the final rates approved in the Commission order.
On September 15, 2011, the company filed a request for an expedited increase in rates with the SCC. The request was for an increase of approximately $1,100,000 in annual non-gas revenues. As provided for under this expedited rate request, the Company was able to place the increased rates into effect for service rendered on or after November 1, 2011, subject to refund pending a final order by the SCC. The public hearing on the request for this rate increase is scheduled for March 27, 2012, with a final order expected some time after that date.

Borrowings Under Line-Of-Credit	12 Months Ended
Sep. 30, 2011
Borrowings Under Line-Of-Credit [Abstract]
Borrowings Under Line-Of-Credit
4.	BORROWINGS UNDER LINE-OF-CREDIT

The Company has available an unsecured line-of-credit with a bank which will expire March 31, 2012. The Company anticipates being able to extend or replace this line-of-credit upon expiration. The Company's available unsecured line-of-credit varies during the year to accommodate its seasonal borrowing demands. Available limits under this agreement for the remaining term are as follows:

Available
Effective	Line-of-Credit

September 30, 2011	$3,000,000
October 25, 2011	5,000,000
January 25, 2012	3,000,000
February 24, 2012	1,000,000

A summary of the line-of-credit follows:

	September 30
	2011	2010

Line-of-credit at year-end	$3,000,000	$3,000,000
Outstanding balance at year-end	-	-
Highest month-end balance outstanding	-	-
Average daily balance	-	-
Average rate of interest during year on outstanding balances	0.00%	0.00%
Interest rate at year-end	1.24%	1.26%
Availability fee on unused line-of-credit	0.15%	0.15%

Long-Term Debt	12 Months Ended
Sep. 30, 2011
Long-Term Debt [Abstract]
Long-Term Debt
5	.	LONG-TERM DEBT

		Long-term debt consists of the following:

			September 30
			2011	2010

		Unsecured note payable, with variable interest rate based
		on 30-day LIBOR (0.24% at September 30, 2011) plus
		69 basis point spread, with provision for retirement on
		March 31, 2012	$15,000,000	$15,000,000
		Unsecured note payable, with variable interest rate based on
		three month LIBOR (0.37% at September 30, 2011) plus
		125 basis point spread, with provision for retirement on
		December 1, 2015	5,000,000	5,000,000
		Unsecured senior note payable, at 7.66%, with provision for
		retirement of $1,600,000 each year beginning December 1,
		2014 through December 1, 2018	8,000,000	8,000,000

		Total long-term debt	28,000,000	28,000,000
		Less current maturities	(15,000,000)	-

		Total long-term debt	$13,000,000	$28,000,000

The above debt obligations contain various provisions, including a minimum interest charge coverage ratio, limitations on debt as a percentage of total capitalization and a provision restricting the payment of dividends, primarily based on the earnings of the Company and dividends previously paid. The Company was in compliance with these provisions at September 30, 2011 and 2010. At September 30, 2011, approximately $13,865,000 of retained earnings was available for dividends.

The $15,000,000 unsecured variable rate note was originally scheduled to mature on December 1, 2010. In October 2010, the Company executed a modification of the note with the current lender under the same interest terms and covenants providing for the extension of the maturity date until March 31, 2012. The Company also has an interest rate swap related to the $15,000,000 note. The swap essentially converts the variable rate note into fixed rate debt with a 5.74% interest rate. The swap has a maturity date of November 30, 2015. The Company anticipates being able to extend the maturity date of the $15,000,000 note on an annual basis at terms comparable to the note currently in place so that the note and corresponding swap mature at the same time.

The Company also has an interest rate swap on its $5,000,000 variable rate note that converts the note into a fixed rate debt with a 5.79% effective interest rate. Both the variable rate note and the interest rate swap mature on December 1, 2015.

The aggregate annual maturities of long-term debt for the next five years ending after September 30, 2011 are as follows:

Year Ending
September 30	Maturities
2012	$15,000,000
2013	-
2014	-
2015	1,600,000
2016	6,600,000
Thereafter	4,800,000

Total	$28,000,000

Income Taxes	12 Months Ended
Sep. 30, 2011
Income Taxes [Abstract]
Income Taxes
6	.	INCOME TAXES
		The details of income tax expense (benefit) are as follows:

			Years Ended September 30
			2011	2010

		Current income taxes:
		Federal	$(178,190)	$543,852
		State	263,898	228,008

		Total current income taxes	85,708	771,860

		Deferred income taxes:
		Federal	2,586,877	1,746,425
		State	189,224	202,871

		Total deferred income taxes	2,776,101	1,949,296

		Amortization of investment tax credits	(14,698)	(30,155)

		Total income tax expense	$2,847,111	$2,691,001

Income tax expense for the years ended September 30, 2011 and 2010 differed from amounts computed by applying the U.S. Federal income tax rate of 34% to earnings before income taxes due to the following:

	Years Ended September 30
	2011	2010

Income before income taxes	$7,500,584	$7,136,437

Income tax expense computed at the federal
statutory rate	$2,550,199	$2,426,389
State income taxes, net of federal income
tax benefit	299,061	284,380
Amortization of investment tax credits	(14,698)	(30,155)
Other, net	12,549	10,387

Total income tax expense	$2,847,111	$2,691,001

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities are as follows:

	September 30
	2011	2010

Deferred tax assets:
Allowance for uncollectibles	$25,075	$24,778
Accrued pension and postretirement medical benefits	2,487,668	2,278,268
Accrued vacation	222,233	215,548
Over-recovery of gas costs	134,939	1,011,544
Costs of gas held in storage	995,956	913,725
Deferred compensation	514,993	464,789
Interest rate swap	1,257,302	1,342,472
Other	191,919	208,900

Total gross deferred tax assets	5,830,085	6,460,024

Deferred tax liabilities:
Utility plant	12,707,133	10,394,768
Accrued gas costs	179,244	488,397

Total gross deferred tax liabilities	12,886,377	10,883,165

Net deferred tax liability	$7,056,292	$4,423,141

FASB ASC No. 740 - Income Taxes provides for the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recognized in the financial statements. The Company has evaluated its tax positions and accordingly has not identified any significant additional uncertain tax positions. The Company's policy is to classify interest associated with uncertain tax positions as interest expense in the financial statements. Penalties are classified under other expense.

The Company files federal income tax returns and state income tax returns in Virginia and West Virginia. The federal returns and the state returns for both Virginia and West Virginia for the tax years ended prior to September 30, 2008 are no longer subject to examination.

Employee Benefit Plans	12 Months Ended
Sep. 30, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans

7. EMPLOYEE BENEFIT PLANS

The Company sponsors both a noncontributory defined benefit pension plan and a postretirement benefit plan ("Plans"). The defined benefit pension plan covers substantially all employees and benefits fully vest after five years of credited service. Benefits paid to retirees are based on age at retirement, years of service and average compensation. The postretirement benefit plan provides certain healthcare, supplemental retirement and life insurance benefits to retired employees who meet specific age and service requirements. Employees hired prior to January 1, 2000 are eligible to participate in the postretirement benefit plan. Employees must have a minimum of ten years of service and retire after attaining the age of 55 in order to vest in the postretirement plan. Retiree contributions to the plan are based on the number of years of service to the Company as determined under the defined benefit plan.

Employers who sponsor defined benefit plans must recognize the funded status of defined benefit pension and other postretirement plans as an asset or liability in its statement of financial position and recognize changes in that funded status in the year in which the changes occur through comprehensive income. For pension plans, the benefit obligation is the projected benefit obligation, and for other postretirement plans, the benefit obligation is the accumulated benefit obligation. The Company established a regulatory asset for the portion of the obligation expected to be recovered in rates in future periods. The regulatory asset is adjusted for the amortization of the transition obligation and recognition of actuarial gains and losses. The portion of the obligation attributable to the unregulated operations of the holding company is recognized in comprehensive income.

The following tables set forth the benefit obligation, fair value of plan assets, the funded status of the benefit plans, amounts recognized in the Company's financial statements and the assumptions used.

	Pension Plan		Postretirement Plan
	2011	2010	2011	2010
Accumulated benefit obligation	$15,339,762	$13,920,786	$12,185,319	$11,832,322
Change in benefit obligation:
Benefit obligation at beginning
of year	$17,539,688	$15,742,419	$11,832,322	$9,569,792
Service cost	479,236	448,858	194,842	159,784
Interest cost	908,873	853,643	579,976	513,437
Actuarial loss	727,167	961,201	32,342	2,004,774
Benefit payments, net of retiree
contributions	(487,046)	(466,433)	(454,163)	(415,465)
Benefit obligation at end of year	$19,167,918	$17,539,688	$12,185,319	$11,832,322
Change in fair value of plan assets:
Fair value of plan assets at
beginning of year	$12,682,758	$11,178,556	$6,838,726	$6,163,581
Actual return on plan assets, net of
taxes	(202,989)	970,635	(200,958)	390,610
Employer contributions	1,000,000	1,000,000	850,000	700,000
Benefit payments, net of retiree
contributions	(487,046)	(466,433)	(454,163)	(415,465)
Fair value of plan assets at
end of year	$12,992,723	$12,682,758	$7,033,605	$6,838,726

Funded status	$(6,175,195)	$(4,856,930)	$(5,151,714)	$(4,993,596)
Amounts recognized in the balance
sheets consist of:
Noncurrent liabilities	$(6,175,195)	$(4,856,930)	$(5,151,714)	$(4,993,596)
Amounts recognized in
accumulated other
comprehensive loss:
Transition obligation, net of tax	$-	$-	$51,500	$80,698
Net actuarial loss, net of tax	1,354,418	1,113,787	572,546	478,265
Total amounts included in other
comprehensive loss, net of tax	$1,354,418	$1,113,787	$624,046	$558,963
Amounts deferred to a regulatory
asset:
Transition obligation	$-	$-	$247,498	$389,297
Net actuarial loss	4,624,284	3,481,209	3,205,828	2,968,467
Amounts recognized as
regulatory assets	$4,624,284	$3,481,209	$3,453,326	$3,357,764

The Company expects that approximately $247,000, before tax, of accumulated other comprehensive loss will be recognized as a portion of net periodic benefit costs in fiscal 2012 and approximately $661,000 of amounts deferred as regulatory assets will be amortized and recognized in net periodic benefit costs in fiscal 2012.

The Company amortizes the unrecognized transition obligation over 20 years.

The following table details the actuarial assumptions used in determining the projected benefit obligations and net benefit cost of the pension and the accumulated benefit obligations and net benefit cost of the postretirement plan for 2011 and 2010.

	Pension Plan		Postretirement Plan
	2011	2010	2011	2010
Assumptions used to determine benefit
obligations:
Discount rate	5.04%	5.25%	4.96%	5.00%
Expected rate of compensation
increase	4.00%	4.00%	N/A	N/A

Assumptions used to determine benefit costs:
Discount rate	5.25%	5.50%	5.00%	5.50%
Expected long-term rate of return
on plan assets	7.25%	7.25%	5.09%	5.14%
Expected rate of compensation
increase	4.00%	4.00%	N/A	N/A

To develop the expected long-term rate of return on assets assumption, the Company, with input from the plans actuaries and investment advisors, considered the historical returns and the future expectations for returns for each asset class, as well as the target asset allocation of each plan's portfolio. This resulted in the selection of the corresponding long-term rate of return assumptions used for each plan's assets.

Components of net periodic benefit cost are as follows:

	Pension Plan		Postretirement Plan
	2011	2010	2011	2010

Service cost	$479,236	$448,858	$194,842	$159,784
Interest cost	908,873	853,643	579,976	513,437
Expected return on plan assets	(928,207)	(818,627)	(357,278)	(325,050)
Amortization of unrecognized
transition obligation	-	-	188,892	188,892
Recognized loss	327,173	275,112	201,151	68,535

Net periodic benefit cost	$787,075	$758,986	$807,583	$605,598

The assumed health care cost trend rates used in measuring the accumulated benefit obligation for the postretirement medical plan as of September 30, 2011 and 2010 are presented below:

	2011	2010

Health care cost trend rate assumed for next year	10.00%	9.00%
Rate to which the cost trend is assumed to decline
(the ultimate trend rate)	5.00%	4.75%
Year that the rate reaches the ultimate trend rate	2017	2017

The health care cost trend rate assumptions could have a significant effect on the amounts reported. A change of 1% would have the following effects:

	1%Increase	1%Decrease

Effect on total service and interest cost components	$140,000	$(112,000)
Effect on accumulated postretirement benefit obligation	1,855,000	(1,514,000)

The primary objectives of the Company's investment policy are to maintain investment portfolios that diversify risk through prudent asset allocation parameters, achieve asset returns that meet or exceed the plans' actuarial assumptions, achieve asset returns that are competitive with like institutions employing similar investment strategies and meet expected future benefits in both the short-term and long-term. The investment policy provides for a range of investment allocations to allow for flexibility in responding to market conditions. The investment policy is periodically reviewed by the Company and a third-party fiduciary for investment matters.

The Company's target and actual asset allocation in the pension and postretirement benefit plans as of September 30, 2011 and 2010 were:

				Postretirement
		Pension Plan			Plan

	Target	2011	2010	Target	2011	2010

Asset category:
Equity securities	60%	57%	63%	50%	55%	51%
Debt securities	40%	42%	33%	50%	43%	45%
Cash	0%	1%	4%	0%	1%	3%
Other	0%	0%	0%	0%	1%	1%

The assets of the plans are invested in mutual funds. The Company uses the fair value hierarchy described in Note 1 to classify these assets. The mutual funds are included under Level 2 in the fair value hierarchy as their fair values are determined based on individual prices for each security that comprises the mutual funds. Most all of the individual investments are determined based on quoted market prices for each security; however, certain fixed income securities and other investments are not actively traded and are valued based on similar investments. The following table contains the fair value classifications of the benefit plan assets:

		Defined Benefit Pension Plan
		Fair Value Measurements - September 30, 2011
	Fair Value	Level 1	Level 2	Level 3

Asset Class:
Cash	$102,083	$102,083	$-	$-
Common and Collective Trust	1,835,951	-	1,835,951	-
Mutual Funds
Bonds
Domestic Fixed Income	3,040,066	-	3,040,066	-
Foreign Fixed Income	600,539	-	600,539	-
Equities
Domestic Large Cap Growth	2,372,860	-	2,372,860	-
Domestic Large Cap Value	2,321,689	-	2,321,689	-
Domestic Small/Mid Cap Growth	539,157	-	539,157	-
Domestic Small/Mid Cap Value	531,269	-	531,269	-
Foreign Large Cap Growth	585,333	-	585,333	-
Foreign Large Cap Core	1,063,776	-	1,063,776	-

Total	$12,992,723	$102,083	$12,890,640	$-

		Defined Benefit Pension Plan
		Fair Value Measurements - September 30, 2010
	Fair Value	Level 1	Level 2	Level 3

Asset Class:
Cash	$505,743	$505,743	$-	$-
Mutual Funds
Bonds
Domestic Fixed Income	3,315,721	-	3,315,721	-
Foreign Fixed Income	897,933	-	897,933	-
Equities
Domestic Large Cap Growth	1,276,617	-	1,276,617	-
Domestic Large Cap Value	2,135,314	-	2,135,314	-
Domestic Small/Mid Cap Growth	1,268,181	-	1,268,181	-
Domestic Small/Mid Cap Core	887,911	-	887,911	-
Foreign Large Cap Core	2,395,338	-	2,395,338	-

Total	$12,682,758	$505,743	$12,177,015	$-

		Postretirement Benefit Plan
		Fair Value Measurements - September 30, 2011
	Fair Value	Level 1	Level 2	Level 3

Asset Class:
Cash	$44,677	$44,677	$-	$-
Mutual Funds
Bonds
Domestic Fixed Income	2,784,988	-	2,784,988	-
Foreign Fixed Income	293,241	-	293,241	-
Equities
Domestic Large Cap Growth	1,190,961	-	1,190,961	-
Domestic Large Cap Value	1,187,829	-	1,187,829	-
Domestic Small/Mid Cap Growth	262,114	-	262,114	-
Domestic Small/Mid Cap Value	259,311	-	259,311	-
Domestic Small/Mid Cap Core	21,664	-	21,664	-
Foreign Large Cap Growth	323,245	-	323,245	-
Foreign Large Cap Core	606,142	-	606,142	-
Other	59,433	-	59,433	-

Total	$7,033,605	$44,677	$6,988,928	$-

		Postretirement Benefit Plan
		Fair Value Measurements - September 30, 2010
	Fair Value	Level 1	Level 2	Level 3

Asset Class:
Cash	$183,952	$183,952	$-	$-
Mutual Funds
Bonds
Domestic Fixed Income	3,082,562	-	3,082,562	-
Equities
Domestic Large Cap Growth	673,989	-	673,989	-
Domestic Large Cap Value	1,738,952	-	1,738,952	-
Domestic Small/Mid Cap Core	394,395	-	394,395	-
Foreign Large Cap Core	695,114	-	695,114	-
Other	69,762	-	69,762	-

Total	$6,838,726	$183,952	$6,654,774	$-

Each mutual fund has been categorized based on its primary investment strategy.

The Company expects to contribute $1,000,000 to its pension plan and $850,000 to its postretirement benefit plan in fiscal 2012.

The following table reflects expected future benefit payments:

Fiscal year ending	Pension	Postretirement
September 30	Plan	Plan

2012	$502,000	$470,000
2013	522,000	498,000
2014	519,000	522,000
2015	542,000	549,000
2016	579,000	592,000
2017-2020	3,960,000	3,230,000

The Company also sponsors a defined contribution plan ("401k Plan") covering all employees who elect to participate. Employees may contribute from 1% to 50% of their annual compensation to the 401k Plan, limited to a maximum annual amount as set periodically by the Internal Revenue Service. Effective April 2010, the Company began matching contributions to the 401(k) Plan with a 100% match on the participant's first 4% of contributions and 50% on the next 2% of contributions. Prior to April 2010, the Company matched 100% of the participant's first 3% of contributions and 50% on the next 3% of contributions. Company matching contributions were $274,701 and $257,718 for 2011 and 2010, respectively.

Common Stock Options	12 Months Ended
Sep. 30, 2011
Common Stock Options [Abstract]
Common Stock Options

8. COMMON STOCK OPTIONS

The Company's stockholders approved the RGC Resources, Inc. Key Employee Stock Option Plan ("KESOP"). The KESOP provides for the issuance of common stock options to officers and certain other full-time salaried employees to acquire shares of the Company's common stock. The KESOP requires each option's exercise price per share to equal the fair value of the Company's common stock as of the date of the grant. As of September 30, 2011, the number of shares available for future grants under the Plan is 4,000 shares.

FASB ASC No. 718 - Compensation-Stock Compensation requires that compensation expense be recognized for the issuance of equity instruments to employees. However, all options granted under the KESOP were issued prior to this requirement and fell under the provisions prescribed under Accounting Principles Board ("APB") Opinion No. 25, Accounting for Stock Issued to Employees. Under APB Opinion No. 25, the Company did not recognize stock-based employee compensation expense related to its KESOP in net income as all options granted under the KESOP had an exercise price equal to the market value of the underlying common stock on the date of the grant. The Company adopted the provisions of FASB ASC No. 718 using the modified prospective application. Under the modified prospective application, only new grants and grants that have been modified, cancelled or have not yet vested require recognition of compensation cost. The following table has been restated to reflect the effect of the two-for-one stock split.

The aggregate number of shares under option pursuant to the KESOP are as follows:

		Weighted-
		Average	Option
	Number	Exercise	Price
	of Shares	Price	Per Share

Options outstanding, September 30, 2009	44,000	$9.478	$9.050-$9.680
Options exercised	(16,000)	$9.574
Options expired	-

Options outstanding, September 30, 2010	28,000	$9.423	$9.050-$9.680
Options exercised	(17,000)	$9.664
Options expired	-

Options outstanding, September 30, 2011	11,000	$9.050	$9.050

The intrinsic value of the options exercised during fiscal 2011 and 2010 were $107,335 and $91,956, respectively.

Under the terms of the KESOP, the options become exercisable six months from the grant date and expire ten years subsequent to the grant date. All options outstanding were fully vested and exercisable at September 30, 2011 and 2010. No options were granted in 2011 and 2010. The Company received $164,285 and $153,180 from the exercise of options in 2011 and 2010, respectively.

		Options Outstanding and Exercisable
		Remaining
		Life	Exercise	Intrinsic
	Shares	(Years)	Price	Value
	11,000	1.2	9.050	105,600

Weighted average	11,000	1.2	$9.050	$105,600

Other Stock Plans	12 Months Ended
Sep. 30, 2011
Other Stock Plans [Abstract]
Other Stock Plans
9	.	OTHER STOCK PLANS
Dividend Reinvestment and Stock Purchase Plan

The Company offers a Dividend Reinvestment and Stock Purchase Plan ("DRIP") to shareholders of record for the reinvestment of dividends and the purchase of additional investments of up to $40,000 per year in shares of common stock of the Company. Under the DRIP plan, the Company issued 48,316 and 45,238 shares in 2011 and 2010, respectively. As of September 30, 2011, the Company had 416,797 shares available for issuance.

Restricted Stock Plan

The Board of Directors of the Company implemented the Restricted Stock Plan for Outside Directors ("Plan") effective January 27, 1997. The Plan is applicable to not more than 100,000 shares of Resources' common stock. Under the Plan, a minimum of 40% of the monthly retainer fee paid to each non-employee director of Resources is paid in shares of common stock ("Restricted Stock"). The number of shares of Restricted Stock is calculated each month based on the closing sales price of Resources' common stock on the NASDAQ National Market on the first day of the month, if the first day of the month is a trading day, or if not, the first trading day prior to the first day of the month. Beginning in fiscal 1998, a participant can, subject to approval of the Board, elect to receive up to 100% of his retainer fee for the fiscal year in Restricted Stock. Such election cannot be revoked or amended during the fiscal year.

The shares of Restricted Stock of Resources issued under the Plan will vest only in the case of a participant's death, disability, retirement (including not standing for re-election to the Board), or in the event of a change in control of Resources. There is no option to take cash in lieu of stock upon vesting of shares under the Plan. The Restricted Stock may not be sold, transferred, assigned or pledged by the participant until the shares have vested under the terms of the Plan. At the time the Restricted Stock vests, a certificate for vested shares will be delivered to the participant or the participant's beneficiary.

The shares of Restricted Stock will be forfeited to Resources by a participant's voluntary resignation during his or her term on the Board, or removal for cause, as a director. Subject to the terms of the Plan, a participant, as owner of the Restricted Stock, has all rights of a shareholder, including but not limited to, voting rights, the right to receive cash or stock dividends and the right to participate in any capital adjustment of Resources. Resources requires that all dividends or other distributions paid on shares of Restricted Stock be automatically sequestered and reinvested on an immediate or deferred basis in additional Restricted Stock.

The directors received a total of 8,953 shares of Restricted Stock in fiscal 2011, representing $94,350 in compensation and $51,297 in dividends. The directors also received 8,390 shares of Restricted Stock in fiscal 2010, representing $83,617 in compensation and $44,187 in dividends reinvested. As of September 30, 2011, the Company had 3,264 shares available for issuance.

Stock Bonus Plan

Under the Stock Bonus Plan, executive officers are encouraged to own a position in the Company's common stock of at least 50% of the value of their annual salary. To promote this policy, the Plan provides that all officers with stock ownership positions below 50% of the value of their annual salaries must, unless approved by the Committee, receive no less than 50% of any performance bonus in the form of Company common stock. Shares from the Stock Bonus Plan may also be issued to certain employees and management personnel in recognition of their performance and service. Under the Stock Bonus Plan, the Company issued 1,549 and 1,422 shares valued at $24,160 and $22,005, respectively, in 2011 and 2010. As of September 30, 2011 the Company had 20,665 shares available for issuance. The unissued shares in the Stock Bonus Plan were not subject to the stock split.

Environmental Matters	12 Months Ended
Sep. 30, 2011
Environmental Matters [Abstract]
Environmental Matters

10. ENVIRONMENTAL MATTERS

Both Roanoke Gas Company and a previously owned gas subsidiary operated manufactured gas plants (MGPs) as a source of fuel for lighting and heating until the early 1950s. A by-product of operating MGPs was coal tar, and the potential exists for on-site tar waste contaminants at the former plant sites. Should the Company eventually be required to remediate either site, it will pursue all prudent and reasonable means to recover any related costs, including insurance claims and regulatory approval for rate case recognition of expenses associated with any work required.

Commitments And Contingencies	12 Months Ended
Sep. 30, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

11. COMMITMENTS AND CONTINGENCIES

Due to the nature of the natural gas distribution business, the Company has entered into agreements with both suppliers and pipelines to contract for natural gas commodity purchases, storage capacity and pipeline delivery capacity.

The Company obtains most of its regulated natural gas supply through the asset management contract between Roanoke Gas and the asset manager. The Company uses an asset manager to assist in optimizing the use of its transportation, storage rights, and gas supply inventories to provide a secure and reliable source of natural gas.

Under the same asset management contract mentioned above, the Company designated the asset manager as agent for their storage capacity and all gas balances in storage. The asset manager provides agency service and manages the utilization of storage assets and the corresponding withdrawals from and injections to storage. The Company retains ownership of gas in storage. Under the provision of the asset management contract, the Company has an obligation to purchase its winter storage requirements during the spring and summer injection periods at market price. The current asset management agreement expires in October 2013.

The Company also has contracts for pipeline and storage capacity extending for various periods. These capacity costs and related fees are valued at tariff rates in place as of September 30, 2011. These rates may increase or decrease in the future based upon rate filings and rate orders granting a rate change to the pipeline or storage operator.

The following table reflects the financial and volumetric obligations as of September 30, 2011 for each of the next five years and thereafter for Roanoke Gas.

Fiscal	Fixed Price Contracts	Market Price Contracts
Year Ending	Pipeline and	Natural Gas Contracts
September 30,	Storage Capacity	(Decatherms)

2012	$11,800,422	2,225,059
2013	11,110,355	2,225,059
2014	8,889,103	317,864
2015	3,942,948	-
2016	2,711,961	-
Thereafter	6,436,755	-

The Company expended approximately $39,951,000 and $43,384,000 under the asset management, pipeline and storage contracts for Roanoke Gas Company in fiscal year 2011 and 2010, respectively.

The Company has historically entered into derivative financial contracts for the purpose of hedging the price on natural gas. As of September 30, 2011, the Company had no outstanding derivative instruments for the purchase of natural gas. See Derivative and Hedging Activities in Note 1 for more information.

The Company also has agreements in place for software support and maintenance extending through September 30, 2014 with annual payments ranging from approximately $106,000 to $162,000.

The Company is a defendant in two civil lawsuits associated with an explosion and fire at a West Virginia residence in November 2009. The suits claimed that the fire was due to the ignition of propane within the residence. This residence was served by a propane tank installation at the time the assets of the Company's propane subsidiary, Highland Propane, were sold to Inergy Propane, LLC ("Inergy") in 2004. Inergy retained the name Highland Propane and assumed ownership and responsibility for all propane tanks including the tank located at the residence identified in the suits. No damage amounts are specified in the suits; however, both property damage and bodily injury are claimed in the suits. The Company has not recorded a liability for the lawsuits as management does not believe the likelihood of a negative outcome to the Company is probable, nor is the amount of potential damages readily determinable. In addition, if the outcome of the lawsuits were adverse to the Company, management believes that any such damages would be covered by the Company's insurance.

Except to the extent, if any, described above, the Company is not a party to any material pending legal proceedings.

Fair Value Measurements	12 Months Ended
Sep. 30, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

12. FAIR VALUE MEASUREMENTS

The following table summarizes the Company's financial assets and liabilities that are measured at fair value on a recurring basis and the fair value measurements by level within the fair value hierarchy as defined in Note 1 at September 30, 2011 and 2010, respectively:

		Fair Value Measurements - September 30, 2011
	Fair Value	Level 1	Level 2	Level 3

Liabilities:
Natural gas purchases	$1,000,121	$-	$1,000,121	$-
Interest rate swaps	3,312,176	-	3,312,176	-
Natural gas derivative	-	-	-	-
Total	$4,312,297	$-	$4,312,297	$-

		Fair Value Measurements - September 30, 2010
	Fair Value	Level 1	Level 2	Level 3

Liabilities:
Natural gas purchases	$980,334	$-	$980,334	$-
Interest rate swaps	3,536,545	-	3,536,545	-
Natural gas derivative	83,160	-	83,160	-

Total	$4,600,039	$-	$4,600,039	$-

Under the asset management contract, a timing difference can exist between the payment for natural gas purchases and the actual receipt of such purchases. Payments are made based on a predetermined monthly volume with the price based on weighted average first of the month index prices corresponding to the month of the scheduled payment. At September 30, 2011 and 2010, the Company had recorded a liability in accounts payable reflecting the estimated fair value of the liability valued at the corresponding first of month index prices for which the liability was expected to be settled.

The fair value of the interest rate swaps, included in the line item "Fair value of marked-to-market transactions", is determined by using the counterparty's proprietary models and certain assumptions regarding past, present and future market conditions.

The fair value of the natural gas derivatives, included in the line item "Fair Value of marked-to-market transactions", is determined by applying the NYMEX futures prices to the hedged volumes for each month covered by the derivative contracts. The Company had no outstanding natural gas derivatives at September 30, 2011.

The Company's nonfinancial assets and liabilities that are measured at fair value on a nonrecurring basis consist of its asset retirement obligations. The asset retirement obligations are measured at fair value at initial recognition based on expected future cash flows to settle the obligation.

The carrying value of cash and cash equivalents, accounts receivable, accounts payable (with the exception of the timing difference under the asset management contract), customer credit balances and customer deposits is a reasonable estimate of fair value due to the short-term nature of these financial instruments. The following table summarizes the fair value of the Company's financial assets and liabilities that are not adjusted to fair value in the financial statements as of September 30, 2011 and 2010.

	September 30, 2011		September 30, 2010

	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value

Assets:
Notes receivable	$1,420,540	$1,403,286	$1,126,000	$1,156,755

Liabilities:
Long-termdebt	28,000,000	29,539,742	28,000,000	29,452,040

Notes receivable are composed of $277,770 in current assets and $1,142,770 in other assets at September 30, 2011 and $87,000 in current assets and $1,039,000 in other assets at September 30, 2010. Long-term debt includes current maturities of long-term debt of $15,000,000.

The fair value of the notes receivable is estimated by discounting future cash flows based on a range of rates for similar investments adjusted for management's expectation of credit and other risks. The fair value of long-term debt is estimated by discounting the future cash flows of the fixed rate debt at rates extrapolated based on current market conditions. The variable rate long-term debt has interest rate swaps that effectively convert such debt to a fixed rate. The values of the swap agreements are included in the first table above.

FASB ASC 825 – Financial Instruments requires disclosures regarding concentrations of credit risk from financial instruments. Cash equivalents are investments in high-grade, short-term securities (original maturity less than three months), placed with financially sound institutions. Accounts receivable are from a diverse group of customers including individuals and small and large companies in various industries. At September 30, 2011 and 2010, no single customer accounted for more than 5% of the total accounts receivable balance. The Company maintains certain credit standards with its customers and requires a customer deposit if such evaluation warrants. The Company is also exposed to credit risk of nonperformance by the counterparty on its commodity-based collar agreements. The Company uses financially sound institutions to mitigate the risk of nonperformance on these contracts.

Subsequent Events	12 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events

13. SUBSEQUENT EVENTS

On November 23, 2011, the Company filed a Form S-8 Registration Statement to register an additional 100,000 shares of stock under the Restricted Stock Plan as approved by shareholders at the Company's 2011 Annual Meeting held on January 31, 2011.

The Company has evaluated subsequent events through the date the financial statements were issued. There were no items not otherwise disclosed which would have materially impacted the Company's consolidated financial statements.